PGIM Jennison Small-Cap Core Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	97 Months Ended		98 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1],[2]	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	14.53% [1]	14.92%		14.92%	[3],[4]
Russell 2000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	7.40%			8.13%	[3]
R6
Prospectus [Line Items]
Average Annual Return, Percent		17.96%	11.84%			11.11%
Performance Inception Date	Nov. 15, 2016
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.57%	9.48%			9.32%
Performance Inception Date	Nov. 15, 2016
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	8.87%			8.55%
Performance Inception Date	Nov. 15, 2016

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[4]	The Fund compares its performance against this broad-based index in response to regulatory requirements.